Summary of Significant Accounting Policies (Details) - Schedule of goodwill and intangible assets - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cost	$ 2,686,555	$ 2,196,987	$ 2,847,931
Accumulated Amortization	(1,205,479)	(680,172)	(1,710,110)
Net Book Value	1,481,076	1,516,815
Impairment	(37,885)
Total	1,443,191	1,516,815	1,137,821
Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	834,220	834,220	834,220
Accumulated Amortization
Net Book Value	834,220	834,220
Impairment
Total	834,220	834,220	834,220
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	922,053	922,053	881,000
Accumulated Amortization	(472,320)	(314,166)	(595,486)
Net Book Value	449,733	607,887
Impairment	(33,184)
Total	416,549	607,887	285,514
Vendor relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	484,816	484,816	479,000
Accumulated Amortization	(264,565)	(168,474)	(336,415)
Net Book Value	220,251	316,342
Impairment	(4,701)
Total	215,550	316,342	$ 142,585
Capitalized product development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,279,686	790,118
Accumulated Amortization	(468,594)	(197,532)
Net Book Value	811,092	592,586
Impairment
Total	$ 811,092	$ 592,586